Financial Instruments - Sensitivity Analysis of Financial Assets and Financial Liabilities Classified as Level 3 of Fair Value Hierarchy (Detail) - Available-for-sale financial assets [member]
₩ in Millions
12 Months Ended
Dec. 31, 2021 KRW (₩)
Fluctuation 0.5% of growth rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	₩ 229
Unfavorable changes	190
Fluctuation 0.5% of discount rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	4,790
Unfavorable changes	₩ 4,371